Taxes (Details)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Summary of difference between U.S. statutory federal tax rate and Company’s effective tax rate
U.S. federal income tax rate	34.00%	34.00%	34.00%	34.00%
Foreign income not recognized in the U.S.	(34.00%)	(34.00%)	(34.00%)	(34.00%)
PRC Enterprise Income Tax	25.00%	25.00%	25.00%	25.00%
Tax exemption	(25.00%)	(25.00%)	(25.00%)	(25.00%)
Total provision for income tax